DISCONTINUED OPERATIONS AND OTHER DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Disclosure of Assets and Liabilities Held for Sale
The following table provides the amounts of assets and liabilities held for sale in the Consolidated Balance Sheet (in millions):

	December 31, 2019	December 31, 2018
Assets
Cash and cash equivalents	$5.0	$32.6
Trade receivables – net	3.5	126.9
Inventories	5.3	295.5
Prepaid and other current assets	0.2	9.4
Impairment reserve	(4.8)	(4.9)
Current assets held for sale	$9.2	$459.5

Property, plant and equipment – net	$0.6	$28.8
Intangible assets – net	2.4	4.3
Impairment reserve	(2.8)	(2.9)
Other assets	0.4	38.2
Non-current assets held for sale	$0.6	$68.4

Liabilities
Current portion of long-term debt	$—	$0.6
Trade accounts payable	4.6	101.6
Accruals and other current liabilities	3.8	77.3
Current liabilities held for sale	$8.4	$179.5

Long-term debt, less current portion	$—	$4.1
Retirement plans	—	71.8
Other non-current liabilities	1.2	10.6
Non-current liabilities held for sale	$1.2	$86.5

Schedule of Cash Flow, Supplemental Disclosures
The following table provides amounts of cash and cash equivalents presented in the Consolidated Statement of Cash Flows (in millions):

	December 31, 2019	December 31, 2018	December 31, 2017
Cash and cash equivalents:
Cash and cash equivalents - continuing operations	$535.1	$339.5	$571.6
Cash and cash equivalents - held for sale	5.0	32.6	58.5
Total cash and cash equivalents	$540.1	$372.1	$630.1
The following table provides supplemental cash flow information related to discontinued operations (in millions):

	Year Ended December 31,
	2019	2018	2017
Non-cash operating items:
Depreciation and amortization	$3.3	$14.4	$13.1
Gain (loss) on disposition of discontinued operations	$—	$—	$(1.4)
Deferred taxes	$(1.4)	$(0.2)	$(0.1)
Impairments	$82.1	$6.6	$(0.5)
Investing activities:
Capital expenditures	$(3.4)	$(12.8)	$(13.4)

Schedule of discontinued operations presented in the Consolidated Financial Statements
The following amounts related to discontinued operations were derived from historical financial information and have been segregated from continuing operations and reported as discontinued operations in the Consolidated Statement of Income (Loss) (in millions):

	Year ended December 31,
	2019	2018	2017
	Cranes	Cranes	Cranes
Net sales	$327.2	$607.8	$569.7
Cost of sales	(335.2)	(602.9)	(521.0)
Selling, general and administrative expenses	(75.6)	(117.5)	(97.5)
Impairment of Mobile Cranes disposal group	(82.1)	—	—
Asset impairments	—	(6.6)	0.5
Other income (expense)	(4.5)	(19.1)	(3.1)
Income (loss) from discontinued operations before income taxes	(170.2)	(138.3)	(51.4)
(Provision for) benefit from income taxes	14.8	7.9	0.4
Gain (loss) on disposition of discontinued operations – net of tax	—	—	1.4
Income (loss) from discontinued operations – net of tax	$(155.4)	$(130.4)	$(49.6)
Gain (Loss) on Disposition of Discontinued Operations - net of tax (in millions):

	Year Ended December 31,
	2019				2018				2017
	Cranes	MHPS	Other	Total	MHPS	Atlas	Other	Total	MHPS	Atlas	Total
Gain (loss) on disposition of discontinued operations	$(1.0)	$(4.6)	$—	$(5.6)	$(1.2)	$3.2	$—	$2.0	$88.5	$3.5	$92.0
(Provision for) benefit from income taxes	2.2	3.4	0.1	5.7	(1.9)	(0.5)	2.8	0.4	(24.2)	(0.5)	(24.7)
Gain (loss) on disposition of discontinued operations – net of tax	$1.2	$(1.2)	$0.1	$0.1	$(3.1)	$2.7	$2.8	$2.4	$64.3	$3.0	$67.3